SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES (Details) $ in Millions	Dec. 31, 2022 USD ($)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	$ 102,695
Fair Value	91,622
Carrying Value	93,097
U.S. government, agencies and authorities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	7,054
Fair Value	5,837
Carrying Value	5,837
States and political subdivisions
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	609
Fair Value	527
Carrying Value	527
Foreign governments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	985
Fair Value	836
Carrying Value	836
Public utilities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	6,829
Fair Value	5,778
Carrying Value	5,778
All other corporate bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	43,883
Fair Value	37,793
Carrying Value	37,793
RMBS
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	908
Fair Value	822
Carrying Value	822
Asset-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	8,859
Fair Value	8,490
Carrying Value	8,490
Commercial mortgage-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	3,823
Fair Value	3,235
Carrying Value	3,235
Redeemable preferred stock
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	41
Fair Value	43
Carrying Value	43
Fixed maturities, AFS
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	72,991
Fair Value	63,361
Carrying Value	63,361
Fixed maturities, at fair value using the fair value option
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,599
Fair Value	1,508
Carrying Value	1,508
Mortgage loans on real estate
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	16,610
Fair Value	14,690
Carrying Value	16,481
Policy loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	4,033
Fair Value	4,349
Carrying Value	4,033
Other equity investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	2,938
Fair Value	3,152
Carrying Value	3,152
Trading securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	639
Fair Value	677
Carrying Value	677
Other invested assets
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	3,885
Fair Value	3,885
Carrying Value	$ 3,885